Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022
Significant Accounting Policies (Details) [Line Items]
Functional currency amount (in Dollars)			$ 1
Functional currency increased percentage	2.35%	10.20%	5.14%	12.54%
Net (loss) realized on equity securities (in Dollars)	$ 0	$ 0	$ 0	$ (1,982)
NIS [Member]
Significant Accounting Policies (Details) [Line Items]
Exchange rate	3.7		3.7		3.519